Management Contracts (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	May 18, 2011
Management Contracts [Abstract]
Value of contracts				$ 51,800,000
Management contracts, net	19,000,000	49,597,000
Acquired Assets/Liabilities Weighted Average Useful Life	2 years 8 months 12 days
Management contracts net prior to impairment	46,100,000
Non-cash impairment loss on management contracts and goodwill	41,967,000	0	0
Recorded goodwill	0	26,173,000
Deferred tax liabilities	$ 2,000,000				$ 14,800,000